Statement of Stockholders' Equity (Deficit) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During Development Stage	Total
Balance (inception) at Apr. 26, 2010	$ 150	$ 0	$ 0	$ 150
Balance (inception) (Shares) at Apr. 26, 2010	1,500,000	0	0	0
Contribution to capital	0	100	0	100
Shares issued for cash from June 23, 2010 through August 31, 2010 at $0.05 per share	84	42,106	0	42,190
Shares issued for cash from June 23, 2010 through August 31, 2010 at $0.05 per share (Shares)	843,800	0	0	0
Net loss	0	0	(544)	(544)
Balance at Aug. 31, 2010	234	42,206	(544)	41,896
Balance (Shares) at Aug. 31, 2010	2,343,800	0	0	0
Net loss	0	0	(49,281)	(49,281)
Balance at Aug. 31, 2011	234	42,206	(49,825)	(7,385)
Balance (Shares) at Aug. 31, 2011	2,343,800	0	0	0
Net loss	0	0	(20,297)	(20,297)
Balance at May. 31, 2012	$ 234	$ 42,206	$ (70,122)	$ (27,682)
Balance (Shares) at May. 31, 2012	2,343,800	0	0	0